Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Time charter revenue	$ 14,916,567	$ 16,131,322
Commissions (including $201,642 and $151,526, respectively, to related party)	(607,249)	(698,515)
Net revenue	14,309,318	15,432,807
Operating expenses/ (income)
Voyage expenses	127,409	314,554
Vessel operating expenses (including $70,037 and $59,220, respectively, to related party)	6,864,353	8,037,863
Dry-docking expenses	82,209	23,823
Vessel depreciation	1,596,543	1,727,085
Related party management fees	1,086,405	1,328,822
Loss on sale of vessel	9,417
General and administrative expenses (including $500,000 to related party)	760,977	802,376
Other operating income	(216,496)
Total operating expenses, net	10,310,817	12,234,523
Operating income	3,998,501	3,198,284
Other income/(expenses)
Interest and other financing costs (including $99,726 and $50,000 to related party)	(694,307)	(1,251,412)
Gain on derivative, net	484,910
Foreign exchange gain / (loss)	(241)	1,628
Interest income	1,214	8,595
Other expenses, net	(208,424)	(1,241,189)
Net income	3,790,077	1,957,095
Dividend Series B Preferred shares	(138,269)	(159,562)
Preferred deemed dividend	(86,356)
Net income attributable to common shareholders	$ 3,565,452	$ 1,797,533
Earnings per share attributable to common shareholders, basic and diluted (in dollars per share)	$ 0.53	$ 0.32
Weighted average number of shares outstanding during the period, basic (in shares)	6,711,408	5,576,960
Weighted average number of shares outstanding during the period, diluted (in shares)	6,749,393	5,576,960